RELATED PARTY TRANSACTIONS (Narrative) (Details) - CAD	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Jan. 31, 2016	Apr. 30, 2017	Apr. 30, 2016	Jul. 31, 2016	Jul. 31, 2015
Salaries	CAD 17,127	CAD 0		CAD 81,352	CAD 0	CAD 5,365	CAD 0
Share Based Compensation	CAD 439,809	CAD 369,006	CAD 369,006	CAD 1,010,064	CAD 369,006	369,006	0
Chief Executive Officer [Member]
Salaries						5,000	0
Former CEO [Member]
Consulting fees						30,000	19,203
Chief Financial Officer [Member]
Consulting fees						18,000	0
Former CEO, CFO, and Director [Member]
Share Based Compensation						CAD 246,004	CAD 0